Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, share authorized	900,000	10,000,000
Common stock, shares issued	239,489	237,889
Common stock, shares outstanding	239,489	237,889
Common stock, par value	¥ 0	¥ 0